Significant Accounting Policies - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) Segment	Dec. 31, 2021 USD ($)	Jan. 01, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Accounting Policies [Abstract]
Number of segments		3	3
Requisite service period, Class B shares	3 years
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total shareholders’ equity	$ 6,288,350	$ 6,288,350	$ 6,288,350	$ 7,543,986		$ 7,326,997
Accounting Standards Update				Accounting Standards Update 2016-13
Retained earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total shareholders’ equity	4,358,085	4,358,085	4,358,085	$ 5,635,758		5,062,948	$ 4,921,395
Retained earnings | Cumulative effect of adoption of accounting guidance
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total shareholders’ equity				0		0	(14,305)
Retained earnings | Cumulative effect of adoption of accounting guidance | Accounting Standards Update 2016-13
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total shareholders’ equity							(14,000)
Accumulated other comprehensive loss
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total shareholders’ equity	$ (7,669)	$ (7,669)	$ (7,669)	$ (29,706)		$ (96,005)	$ (75,925)
Pro Forma | Accounting Standards Update 2018-12
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accounting Standards Update	Accounting Standards Update 2018-12
Change in Accounting Principle, Accounting Standards Update, Adoption Date	Jan. 01, 2023	Jan. 01, 2023	Jan. 01, 2023
Pro Forma | Retained earnings | Revision of Prior Period, Accounting Standards Update, Adjustment | Accounting Standards Update 2018-12 | Minimum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total shareholders’ equity	$ 5,000	$ 5,000	$ 5,000
Pro Forma | Retained earnings | Revision of Prior Period, Accounting Standards Update, Adjustment | Accounting Standards Update 2018-12 | Maximum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total shareholders’ equity	75,000	75,000	75,000
Pro Forma | Retained earnings | Cumulative effect of adoption of accounting guidance | Accounting Standards Update 2018-12 | Minimum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total shareholders’ equity					$ (130,000)
Pro Forma | Retained earnings | Cumulative effect of adoption of accounting guidance | Accounting Standards Update 2018-12 | Maximum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total shareholders’ equity					(200,000)
Pro Forma | Accumulated other comprehensive loss | Revision of Prior Period, Accounting Standards Update, Adjustment | Accounting Standards Update 2018-12 | Minimum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total shareholders’ equity	50,000	50,000	50,000
Pro Forma | Accumulated other comprehensive loss | Revision of Prior Period, Accounting Standards Update, Adjustment | Accounting Standards Update 2018-12 | Maximum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total shareholders’ equity	$ 120,000	$ 120,000	$ 120,000
Pro Forma | Accumulated other comprehensive loss | Cumulative effect of adoption of accounting guidance | Accounting Standards Update 2018-12 | Minimum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total shareholders’ equity					(110,000)
Pro Forma | Accumulated other comprehensive loss | Cumulative effect of adoption of accounting guidance | Accounting Standards Update 2018-12 | Maximum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total shareholders’ equity					$ (180,000)